Revenue	6 Months Ended
Jun. 30, 2018
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Revenue
10.	Revenue

Revenue is recognized at the amount to which the Company expects to be entitled for the transfer of promised goods or services to customers.

Disaggregation of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

	Three months ended		Six months ended
	June 30, 2018	June 30, 2017 Restated*	June 30, 2018	June 30 2017 Restated*
	(euros in thousands)		(euros in thousands)
Upfront payment amortization	4,250	3,973	9,087	6,898
Collaboration income	2,179	1,471	7,195	2,391

Revenue from contracts with customers	6,429	5,444	16,282	9,289
Income from grants on research projects	114	793	182	832

	6,543	6,237	16,464	10,121

*	See Note 3 for details regarding the restatement as a result of a change in accounting policy.

For the three- and six-month periods ended June 30, 2018, the Company recognized amortization of €4.0 million and €7.9 million on upfront payments related to the Incyte collaboration and license agreement, respectively, amortization of €0.2 million and €1.1 million on upfront payments related to the ONO research and license agreement, respectively, and €0.1 million and €0.1 million on upfront payments related to the Simcere collaboration and license agreement, respectively. For the three- and six-month periods ended June 30, 2017, the Company recognized €4.0 million and €6.9 million of amortization of the upfront payment related to the Incyte collaboration and license agreement, respectively.

Collaboration income for the three and six months ended June 30, 2018, was €2.2 million and €7.2 million, respectively, and consisted of cost reimbursements and research milestones achieved in support of the Company’s research and license agreements with Incyte, ONO and Simcere. During the three and six months ended June 30, 2018, the Company recognized €2.0 million and €4.3 million of cost reimbursements in support of the Company’s research and license agreements with Incyte, respectively, and €0.1 million and €0.2 million of cost reimbursements in support of the Company’s research and license agreements with ONO, respectively.

The Company recognized an aggregate of €2.5 million in research milestones under its ONO agreements for the six months ended June 30, 2018 and €0.1 million in research milestones under its Simcere agreements for the three and six months ended June 30, 2018. During the three and six months ended June 30, 2017, the Company recognized €1.5 million and €2.4 million of cost reimbursements in support of the Company’s research and license agreements with Incyte and ONO, respectively.

The Company has been awarded grants consisting of cash allowances for specific research and development projects. The unconditional receipt of the grant allowances is dependent on the final review of the reporting provided by the Company at the end of the contract term. For the three and six months ended June 30, 2018, the Company recognized €0.1 million and €0.2 million in grant income, respectively, compared to €0.8 million in grant income for the three and six months ended June 30, 2017. On June 12, 2017, the European Commission approved for reimbursement the final installment of the FP-7 grant for €0.7 million. Revenue for this final installment was recorded in income from grants on research projects during the three and six months ended June 30, 2017.

Contract Balances

A trade receivable is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the unconditional right to consideration from its customer. Trade receivables relate to invoicing for cost reimbursements and research milestones achieved in support of the Company’s research and license agreements with Incyte, ONO and Simcere. Payment terms relating to these receivables are 30 days.

A contract asset is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the right to consideration from its customer. These assets represent a conditional right to consideration. Contract assets relate to unbilled amounts for cost reimbursements and research milestones achieved in support of the Company’s research and license agreements with Incyte and ONO.

A contract liability is recorded when consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services under the terms of the contract. Contract liabilities are recognized as revenue as control of the products or services is transferred to the customer and all revenue recognition criteria have been met. Contract liabilities relate to upfront payments received related to the Incyte Agreements, ONO research and license agreement, and the Simcere research and license agreement (See Note 8).

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the six months ended June 30, 2018:

	Balance at December 31, 2017 Restated	Additions	Deductions	Balance at June 30, 2018
	(euros in thousands)
Trade & other receivables
Trade receivables	1,594	12,103	(11,628)	2,069

Total trade & other receivables	1,594	12,103	(11,628)	2,069

Contract assets
Unbilled receivables	710	693	(957)	446

Total contract assets	710	693	(957)	446

Contract liabilities
Deferred revenue	128,486	3,430	(9,226)	122,690

Total contract liabilities	128,486	3,430	(9,226)	122,690

As a result of the adoption of IFRS 15, total deferred revenue was reduced by €8.7 million as of December 31, 2017. See Note 3 for details regarding the restatement as a result of a change in accounting policy.

Deductions from deferred revenue are comprised of revenue recognized that was included in deferred revenue at the beginning of the period totaling €7.9 million and revenue recognized that was not included in deferred revenue at the beginning of the period totaling €1.3 million for the six months ended June 30, 2018.